Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of Minimum Future Commitments	As of December 31, 2023, the Company entered into lease agreements as lessee with third parties, the minimum future commitments under these agreements are as follows:
Year ending December 31,	Lease commitment
2024	NT$	8,007
Total	NT$	8,007